Document And Entity Information	Jan. 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 29, 2025
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	DZS INC.
Entity File Number	000-32743
Entity Tax Identification Number	22-3509099
Entity Address, Address Line One	5700 Tennyson Parkway, Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(469)
Local Phone Number	327-1531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	DZSI
Entity Emerging Growth Company	false
Entity Central Index Key	0001101680
Amendment Flag	false